Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Nov. 21, 2024	Dec. 31, 2023	Oct. 21, 2023
Common stock shares, authorized		50,056,099		500,000,000
Common Class A [Member]
Common stock shares, par value	$ 0.00001		$ 0.00001
Common stock shares, authorized	4,000,000,000		4,000,000,000
Common stock shares, issued	53,278,662	44,278,662	39,222,563
Common stock shares, outstanding	53,278,662	44,278,662	39,222,563
Common Class B [Member]
Common stock shares, par value	$ 0.00001		$ 0.00001
Common stock shares, authorized	1,000,000,000		1,000,000,000
Common stock shares, issued	5,777,437	5,777,437	5,777,437
Common stock shares, outstanding	5,777,437	5,777,437	5,777,437